BUSINESS AND LIQUIDITY - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	May 04, 2026	Mar. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	May 31, 2026	Mar. 31, 2026	Feb. 06, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Business Disclosure [Line Items]
Termination fee			$ 50,000	$ 0	$ 50,000	$ 0
Cash, cash equivalents and marketable securities			$ 92,800		$ 92,800						$ 54,700
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Rally bio [Member]
Business Disclosure [Line Items]
Merger And Reorganization Concurrent Financing							$ 215,000
Pre-Merger Equityholders of Rallybio [Member] | Rally bio [Member]
Business Disclosure [Line Items]
Merger And Reorganization Consideration Transferred Expected Value							15,000
PreMerger Equityholders of Avenzo [Member]
Business Disclosure [Line Items]
Merger And Reorganization Consideration Transferred Expected Value							$ 300,000
PreMerger Equityholders of Avenzo [Member] | Concurrent Financing [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage							40.60%
PreMerger Equityholders of Avenzo [Member] | Rally bio [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage							56.60%
PreMerger Equityholders of Avenzo [Member] | Avenzo Therapeutics, Inc [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage							2.80%
Rally bio [Member]
Business Disclosure [Line Items]
Termination fee	$ 50,000
Reimbursement of transaction costs	$ 400
Avenzo Therapeutics, Inc [Member]
Business Disclosure [Line Items]
Merger And Reorganization Concurrent Financing							$ 215,000
Subsequent Event [Member]
Business Disclosure [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001							$ 0.0001	$ 0.0001
Merger And Reorganization Concurrent Financing		$ 505,500
Merger And Reorganization Cash And Cash Equivalents At Carrying Value		37,500
Subsequent Event [Member] | Purchase Commitment [Member]
Business Disclosure [Line Items]
Concurrent financing		$ 505,500
Subsequent Event [Member] | Pre-Merger Equityholders of Candid [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		57.55%
Merger And Reorganization Consideration Transferred Expected Value		$ 750,000
Subsequent Event [Member] | Pre-Merger Equityholders of Candid [Member] | Concurrent Financing [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		38.80%
Subsequent Event [Member] | Pre-Merger Equityholders of Rallybio [Member]
Business Disclosure [Line Items]
Merger And Reorganization Consideration Transferred Expected Value		$ 47,500
Subsequent Event [Member] | Pre-Merger Equityholders of Rallybio [Member] | Candid [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		3.65%						3.65%
Subsequent Event [Member] | Merger Agreement [Member]
Business Disclosure [Line Items]
Business Combination, Pro Forma Information, Description		pre-Merger equityholders of Candid (other than investors in the Concurrent Financing) are expected to own approximately 57.55% of the combined company, pre-Merger equityholders of Rallybio are expected to own approximately 3.65% of the combined company and the Investors in the Concurrent Financing are expected to own approximately 38.80% of the combined company (assuming proceeds from the Concurrent Financing of $505.5 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $47.5 million (assuming Rallybio has net cash (“Rallybio Net Cash”) of $37.5 million as of the closing of the Merger (the “Closing” and such date, the “Closing Date”)), (ii) a fixed valuation for Candid of $750.0 million, and (iii) the relative capitalization of Rallybio and Candid.